EXHIBIT 99.10

LINK TO PRIOR FILING

Brean Asset Backed Securities Trust 2021-RM2, filed September 10, 2021

•	https://www.sec.gov/Archives/edgar/data/1849813/000119312521269657/d206054dabs15g.htm